Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (83)	$ 41
Movement of expected credit losses on assets measured at FVOCI	(1)	19
Movement on marketable securities through OCI	$ (84)	$ 60